Lease Operations	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Leases
Lease Operations

Based on the terms of certain natural gas gathering, transportation and processing agreements, the Partnership is considered to be the lessor under several implicit operating lease arrangements in accordance with GAAP. The Partnership’s primary implicit lease operations relate to a natural gas gathering agreement in the Marcellus shale for which it earns a fixed-fee for providing gathering services to a single producer using a dedicated gathering system. As the gathering system is expanded, the fixed-fee charged to the producer is adjusted to include the additional gathering assets in the lease. The primary term of the natural gas gathering arrangement expires in 2023 and will continue thereafter on a year to year basis until terminated by either party. Other significant implicit leases relate to a natural gas processing agreement in the Marcellus shale and a natural gas processing agreement in the Southern Appalachia region for which the Partnership earns minimum monthly fees for providing processing services to a single producer using a dedicated processing plant. The primary term of these natural gas processing agreements expire during 2030 and 2023.

The Partnership’s revenue from its implicit lease arrangements, excluding executory costs, totaled approximately $89 million in 2015 and $14 million in 2014 and 2013. Based on the terms of the Partnership’s fee-based transportation services agreement with MPC, HSM is also considered to be a lessor of its marine equipment in accordance with GAAP. The Partnership’s implicit lease arrangements related to the processing facilities contain contingent rental provisions whereby the Partnership receives additional fees if the producer customer exceeds the monthly minimum processed volumes. During the year ended December 31, 2015, the Partnership received less than $1 million in contingent lease payments. No contingent lease payments were received for the year ended December 31, 2014.

The following is a schedule of minimum future rentals on the non-cancellable operating leases as of December 31, 2015:

(In millions)
2016	$265
2017	276
2018	279
2019	282
2020	283
2021 and thereafter	588
Total minimum future rentals	$1,973

The following schedule summarizes the Partnership’s investment in assets held for operating lease by major classes as of December 31, 2015:

(In millions)
Natural gas gathering and NGL transportation pipelines and facilities	$619
Natural gas processing facilities	753
Barges	360
Towing vessels	91
Construction in progress	110
Property, plant and equipment	1,933
Less: accumulated depreciation	(170)
Total property, plant and equipment	$1,763

As of December 31, 2014, we had no investment in assets held for operating lease.